Average Annual Total Returns - Income Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)		R6 Shares 1 Year	R6 Shares 5 Years (or Life of Class)		R6 Shares 10 Years (or Life of Class)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 1 Year	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	11.07%	3.91%	4.71%	9.46%	2.41%	3.17%	6.57%	2.32%	3.00%	11.14%	3.97%	4.82%	8.33%	3.21%	3.80%	[1]	11.31%	5.30%	[1]		8.72%	3.05%	3.74%	13.38%	4.23%	5.02%

[1]	The inception dates of the Class A shares (redesignated from Adviser Shares) and the R6 Shares are August 1, 2010, and December 1, 2016, respectively.